Shareholders' Equity - Shares Issued in Relation to Share-based Compensation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Stockholders Equity [Line Items]
Ordinary shares issued	389,961
Ordinary shares issued at fair value	€ 36.9	€ 51.3	€ 0.0